SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit/(loss) (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
Revenue
Total Segments Adjusted EBITDA	$ 994	$ 857		$ 2,292	$ 1,711
Depreciation	(409)	(337)	[1]	(812)	(691)	[1]
Amortization	(111)	(130)	[1]	(205)	(256)	[1]
Impairment (loss) / reversal	(4)	(7)	[1]	(10)	(10)	[1]
Gain / (loss) on disposal of non-current assets	(7)	(20)	[1]	(14)	(37)	[1]
Gain / (loss) on disposal of subsidiaries	1	20	[1]	1	20	[1]
Finance costs	(210)	(206)	[1]	(421)	(423)	[1]
Finance income	14	12	[1]	28	31	[1]
Other non-operating losses, net	10	(16)	[1]	14	(25)	[1]
Net foreign exchange gain / (loss)	(22)	(11)	[1]	(8)	1	[1],[2]
Profit / (loss) before tax	$ 256	$ 162	[1]	$ 865	$ 321	[1],[2]

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[2]	*Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation and amortization charges in 2018.